Fair value measurements - Consolidated Statement of Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gain/(loss) on derivative instruments, net
Write-off of unrealized loss related to forecasted transactions which are no longer considered probable reclassified from other comprehensive income/(loss)	$ (42)	$ (1,793)	$ 0
Ineffective portion of cash flow hedges	0	0	0
Total Gain/(Loss) on derivative instruments, net	(2,116)	(3,268)	(799)
Interest and finance costs
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive income/(loss)	(1,252)	(2,416)	(1,055)
Total Gain/(Loss) recognized	(3,368)	(5,684)	(1,854)
Gain/(Loss) on forward freight agreements
Total Gain/(Loss) recognized	411	0	0
Credit Agricole and the HSH Swaps before hedging designation (August, 31 2014)
Gain/(loss) on derivative instruments, net
Unrealized gain/(loss) from the Interest rate swap agreements	0	0	(799)
Goldman Sachs Swaps after hedging de-designation of accounting hedging relationship (April 1, 2015)
Gain/(loss) on derivative instruments, net
Unrealized gain/(loss) from the Interest rate swap agreements	2,974	3,443	0
Realized gain/(loss) from the Interest rate swap agreements	(5,048)	(4,918)	0
Forward freight agreements
Gain/(Loss) on forward freight agreements
Realized gain on forward freight agreements	370	0	0
Unrealized gain on forward freight agreements	41	0	0
Total Gain/(Loss) recognized	$ 411	$ 0	$ 0